Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
In accordance with Item 402(v) of Regulation S-K (the “Pay Versus Performance Rule”), adopted by the Securities and Exchange Commission pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following table (the “Pay Versus Performance Table”), and the disclosures below, illustrate the relationships between executive compensation actually paid to our principal executive officer (“PEO”) and the average of the executive compensation actually paid to the named executive officers other than the PEO as a group, on one hand, and select financial metrics on the other hand, across our last five (5) completed fiscal years. Refer to the Compensation Discussion and Analysis commencing on page 16 for additional information regarding our pay-for-performance philosophy and how target and actual compensation aligns with our performance. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the fiscal years shown.
Compensation actually paid, as required under the Pay Versus Performance Rule, reflects the adjustments to unvested and vested equity awards during the years shown in the table below, and does not reflect the actual amounts of compensation earned or paid to our PEO and other named executive officers as a group for the applicable year. Compensation actually paid generally fluctuates due to increases or decreases in our stock price.

Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1), (3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2), (3)	Value of Initial Fixed $100 Investment Based On:			Net Income(6)	Adjusted Earnings per Share(7)
					Total Share-holder Return(4)	New Peer Group Total Share-holder Return(5)	Old Peer Group Total Share-holder Return(5)
2025	$14,380,630	$21,445,529	$3,677,330	$6,175,376	$680.65	$189.72	$219.76	$1,272,817,000	$25.90
2024	$13,959,058	$27,156,802	$3,814,076	$6,099,851	$504.06	$158.87	$182.40	$1,007,145,000	$21.54
2023	$11,823,005	$16,272,166	$4,335,503	$5,503,974	$238.61	$135.24	$158.19	$632,994,000	$13.37
2022	$11,420,501	$12,993,704	$3,933,473	$3,977,758	$163.42	$114.48	$114.87	$406,122,000	$8.12
2021	$11,024,040	$14,315,189	$3,819,102	$5,245,458	$139.93	$121.12	$127.67	$383,532,000	$7.04

(1)	For all years reported, the PEO was Anthony J. Guzzi, Chairman, President, and Chief Executive Officer.
(2)
For 2021-2023, the non-PEO named executive officers were: Mark A. Pompa, Executive Vice President and Chief Financial Officer; R. Kevin Matz, Executive Vice President — Shared Services; and Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary. For 2024, the non-PEO named executive officers were: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; Jason R. Nalbandian, Senior Vice President, Chief Financial Officer (effective April 1, 2024) and Chief Accounting Officer; Mark A. Pompa, Executive Vice President and Chief Financial Officer (January 1, 2024 to April 1, 2024); and R. Kevin Matz, Executive Vice President — Shared Services (January 1, 2024 to April 1, 2024). For 2025, the non-PEO named executive officers are: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; and Jason R. Nalbandian, Senior Vice President, Chief Financial Officer and Chief Accounting Officer. Messrs. Pompa and Matz stepped down as named executive officers effective as of April 1, 2024, with Mr. Matz departing the Company effective April 1, 2024 and Mr. Pompa departing the Company effective June 28, 2024, having worked part-time between April 1, 2024 and June 28, 2024. The total 2024 compensation for each of Messrs. Pompa and Matz included in this table reflects the fact that they only earned salaries for part of the year.

(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 28. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 31.

(4)	Total Shareholder Return assumes the investment of $100 in our common stock on December 31, 2020 as well as the reinvestment of all dividends.
(5)
Due to the growth in our market capitalization and our inclusion in the S&P 500, the Company has changed its selected peer group for purposes of calculating the “Peer Group Total Shareholder Return” from the S&P 400 Capital Goods Index to the S&P 500 Industrials Index. While the Company intends to utilize the S&P 500 Industrials index as its selected peer group going forward, this table as well as the graph on page 32 provides a comparison of our “Total Shareholder Return” against the “Peer Group Total Shareholder Return” for both our new and old selected peer groups.

(6)	Reflects “Net Income” as reported in our audited financial statements included on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022, and 2021.
(7)
Adjusted earnings per share represents the Company-Selected Measure, which we believe represents the most important financial performance measure used to link compensation actually paid to our named executive officers to company performance. Adjusted earnings per share is defined on page 19 under “Annual Incentive Program.”

Company Selected Measure Name	Adjusted earnings per share
Named Executive Officers, Footnote
(1)	For all years reported, the PEO was Anthony J. Guzzi, Chairman, President, and Chief Executive Officer.
(2)
For 2021-2023, the non-PEO named executive officers were: Mark A. Pompa, Executive Vice President and Chief Financial Officer; R. Kevin Matz, Executive Vice President — Shared Services; and Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary. For 2024, the non-PEO named executive officers were: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; Jason R. Nalbandian, Senior Vice President, Chief Financial Officer (effective April 1, 2024) and Chief Accounting Officer; Mark A. Pompa, Executive Vice President and Chief Financial Officer (January 1, 2024 to April 1, 2024); and R. Kevin Matz, Executive Vice President — Shared Services (January 1, 2024 to April 1, 2024). For 2025, the non-PEO named executive officers are: Maxine L. Mauricio, Executive Vice President, General Counsel, Chief Administrative Officer and Corporate Secretary; and Jason R. Nalbandian, Senior Vice President, Chief Financial Officer and Chief Accounting Officer. Messrs. Pompa and Matz stepped down as named executive officers effective as of April 1, 2024, with Mr. Matz departing the Company effective April 1, 2024 and Mr. Pompa departing the Company effective June 28, 2024, having worked part-time between April 1, 2024 and June 28, 2024. The total 2024 compensation for each of Messrs. Pompa and Matz included in this table reflects the fact that they only earned salaries for part of the year.

Peer Group Issuers, Footnote
(5)
Due to the growth in our market capitalization and our inclusion in the S&P 500, the Company has changed its selected peer group for purposes of calculating the “Peer Group Total Shareholder Return” from the S&P 400 Capital Goods Index to the S&P 500 Industrials Index. While the Company intends to utilize the S&P 500 Industrials index as its selected peer group going forward, this table as well as the graph on page 32 provides a comparison of our “Total Shareholder Return” against the “Peer Group Total Shareholder Return” for both our new and old selected peer groups.

Changed Peer Group, Footnote
(5)
Due to the growth in our market capitalization and our inclusion in the S&P 500, the Company has changed its selected peer group for purposes of calculating the “Peer Group Total Shareholder Return” from the S&P 400 Capital Goods Index to the S&P 500 Industrials Index. While the Company intends to utilize the S&P 500 Industrials index as its selected peer group going forward, this table as well as the graph on page 32 provides a comparison of our “Total Shareholder Return” against the “Peer Group Total Shareholder Return” for both our new and old selected peer groups.

PEO Total Compensation Amount	$ 14,380,630	$ 13,959,058	$ 11,823,005	$ 11,420,501	$ 11,024,040
PEO Actually Paid Compensation Amount	$ 21,445,529	27,156,802	16,272,166	12,993,704	14,315,189
Adjustment To PEO Compensation, Footnote
(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 28. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 31.

To calculate “compensation actually paid” in the Pay Versus Performance table on page 30, adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 28. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below.

Reconciliation of Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Total compensation per Summary Compensation Table	$14,380,630	$13,959,058	$11,823,005	$11,420,501	$11,024,040
Deduct amounts reported under “Stock Awards” in Summary Compensation Table	$(3,505,903)	$(3,396,182)	$(2,699,984)	$(2,643,739)	$(2,320,597)
Add fair value of awards granted during the year that remain outstanding and unvested as of year-end	$4,694,265	$7,263,762	$3,936,768	$3,088,094	$3,327,682
Change in fair value of awards granted in prior years that remain outstanding and unvested as of year-end	$5,456,893	$9,395,707	$3,208,378	$1,124,764	$2,340,255
Change in fair value of awards granted in prior years that vested in the current year	$419,644	$(65,543)	$3,999	$4,084	$(56,191)
Compensation Actually Paid	$21,445,529	$27,156,802	$16,272,166	$12,993,704	$14,315,189

Non-PEO NEO Average Total Compensation Amount	$ 3,677,330	3,814,076	4,335,503	3,933,473	3,819,102
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,175,376	6,099,851	5,503,974	3,977,758	5,245,458
Adjustment to Non-PEO NEO Compensation Footnote
(3)
To calculate “compensation actually paid,” adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 28. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below on page 31.

To calculate “compensation actually paid” in the Pay Versus Performance table on page 30, adjustments were made to the amounts of total compensation reported in the Summary Compensation Table on page 28. A reconciliation, showing the adjustments for the PEO as well as the non-PEO named executive officers as a group, is shown below.

Reconciliation of Average Compensation Actually Paid to Non-PEO Named Executive Officers as a Group	2025	2024	2023	2022	2021
Average total compensation per Summary Compensation Table	$3,677,330	$3,814,076	$4,335,503	$3,933,473	$3,819,102
Deduct amounts reported under “Stock Awards” in Summary Compensation Table	$(705,666)	$(1,528,882)	$(913,080)	$(675,687)	$(631,224)
Add fair value of awards granted during the year that remain outstanding and unvested as of year-end	$943,686	$1,827,174	$1,232,403	$788,982	$904,851
Change in fair value of awards granted in prior years that remain outstanding and unvested as of year-end	$2,204,479	$1,032,362	$848,210	$300,019	$1,166,990
Change in fair value of awards granted in prior years that vested in the current year	$55,547	$955,121	$938	$(369,029)	$(14,261)
Average Compensation Actually Paid	$6,175,376	$6,099,851	$5,503,974	$3,977,758	$5,245,458

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following tabular list sets forth the other financial measures which, in our assessment, represent the most important financial performance measures that we use to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance:

Metric(1)	Type of compensation to which metric applies
Adjusted earnings per share	Annual Incentive Program
LTIP Cash Target Bonuses
Adjusted operating income	Annual Incentive Program
Adjusted positive operating cash flow	Annual Incentive Program

(1)
The metrics described in this table apply to the compensation of all named executive officers, including the PEO. For a definition of these metrics, please see the Compensation Discussion and Analysis commencing on page 16.

Total Shareholder Return Amount	$ 680.65	504.06	238.61	163.42	139.93
Peer Group Total Shareholder Return Amount	189.72	158.87	135.24	114.48	121.12
Net Income (Loss)	$ 1,272,817,000	$ 1,007,145,000	$ 632,994,000	$ 406,122,000	$ 383,532,000
Company Selected Measure Amount | $ / shares	25.9	21.54	13.37	8.12	7.04
PEO Name	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi	Anthony J. Guzzi
Peer Group Total Shareholder Return Amount Using Previous Peer Group	$ 219.76	$ 182.4	$ 158.19	$ 114.87	$ 127.67
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted earnings per share
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted positive operating cash flow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,505,903)	(3,396,182)	(2,699,984)	(2,643,739)	(2,320,597)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,694,265	7,263,762	3,936,768	3,088,094	3,327,682
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,456,893	9,395,707	3,208,378	1,124,764	2,340,255
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	419,644	(65,543)	3,999	4,084	(56,191)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(705,666)	(1,528,882)	(913,080)	(675,687)	(631,224)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,686	1,827,174	1,232,403	788,982	904,851
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,204,479	1,032,362	848,210	300,019	1,166,990
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 55,547	$ 955,121	$ 938	$ (369,029)	$ (14,261)